Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Significant Accounting Policies [Text Block]

1. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP” or “GAAP”).

Unless otherwise noted, references in this Annual Report to “Universal Biosensors”, the “Company,” “Group,” “we,” “our” or “us” means Universal Biosensors, Inc. (“UBI”), a Delaware corporation and, when applicable, its wholly owned Australian operating subsidiary, Universal Biosensors Pty Ltd (“UBS”) , its wholly owned US operating subsidiary, Universal Biosensors LLC (“UBS LLC”) and UBS’ wholly owned Canadian operating subsidiary, Hemostasis Reference Laboratory Inc. (“HRL”) and wholly owned Dutch operating subsidiary, Universal Biosensors B.V. (“UBS BV”). Unless otherwise noted, all references in this Form 10-K to “$”, “A$” or “dollars” and dollar amounts are references to Australian dollars. References to “US$”, “CAD$” and “€” are references to United States dollars, Canadian dollars and Euros respectively.

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the continuity of operations, realization of assets and the satisfaction of obligations in the normal course of business. The Company has experienced recurring losses since its inception and has not generated any significant revenues. The Company incurred a net loss of A$14,239,743 and used A$12,300,225 in cash to fund operations during the year ended December 31, 2024 and had an accumulated deficit of A$99,407,192 as of December 31, 2024. The Company expects to continue to generate operating losses for the foreseeable future. As of December 31, 2024, the Company had cash and cash equivalents of A$8,544,105. The Company believes that its current cash and cash equivalents are only sufficient to fund its operations into Q4 2025 and this raises substantial doubt about the ability of the Company to continue as a going concern within one year from the date of the issuance of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this going concern. In view of these matters, continuation as a going concern is dependent upon continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financial requirements, raise additional capital, and the success of its future operations. Management plan to fund the operations of the Company by growing revenue, pursuing joint venture or partnerships for our product portfolio and raising cash through the issuance of new equity, until such a time as the Group's operations generate positive cash flows or other profitable investments may be achieved. There are no written agreements in place for such funding or issuance of securities and there can be no assurance that such funding sources will be available at terms acceptable to the Company, or at all in the future. However, the Company has successfully raised new equity capital in the past and has demonstrated growth in revenue as new product lines have been launched. Management continues to explore options for the Company to continue as a going concern. The inability to obtain funding, as and when needed, would have a negative impact on the Company's financial condition and ability to pursue its business strategies. If the Company has insufficient funding to meet its working capital needs, it could be required to limit or cease operations.

Unless otherwise stated, the accounting policies adopted are consistent with those of the previous year.

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries, UBS, UBS LLC, HRL and UBS BV. All intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the adequacy of the provision for expected credit losses, stock obsolescence, deferred income taxes, research and development tax incentive income, impairment of definite-lived intangible assets and stock-based compensation expenses. Actual results could differ from those estimates.

Recent Accounting Pronouncements

The Company assesses the adoption impacts of recently issued accounting standards by the Financial Accounting Standards Board on the Company's financial statements as well as material updates to previous assessments, if any, from the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024. There were no new material accounting standards issued in 2024 that impacted the Company with the exception of the following:

(a)         Recent issued accounting standards not yet adopted

ASU No. 2024-03 “Disaggregation of Income Statement Expenses”

On November 4, 2024, the FASB issued ASU 2024-03, “Income Statement: Reporting Comprehensive Income-Expense Disaggregation Disclosures”, which requires disaggregated disclosure of income statement expenses for public business entities. The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. Early adoption is permitted. This ASU is effective for fiscal years beginning after December 15, 2026 and for interim periods within fiscal years beginning after December 15, 2027. The amendments may be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating this guidance to determine the impact it may have on the consolidated financial statements.

(b)         Recent adopted accounting standards

ASU No. 2024-02 “Removes Concepts Statement References From Codification”

The FASB issued ASU 2024-024 on March 29, 2024, to remove references to its concepts statements from the FASB Accounting Standards Codification. The ASU is part of the Board’s standing project to make “Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance, and other minor improvements.” The ASU’s amendments are effective for public business entities (PBEs) for fiscal for fiscal years beginning after December 15, 2025.

On October 1, 2024, the Company adopted the new accounting pronouncement ASU No. 2024-02. The adoption of ASU No. 2024-02 did not have any impact on the consolidated financial statements or results of operations.

ASU No. 2023-09 “Improvement to Income Tax Disclosures”

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures, which requires disaggregated information about a reporting entity's effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The amendments in this ASU are effective for annual periods beginning on January 1, 2025, and should be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted.

On January 1, 2024, the Company adopted the new accounting pronouncement ASU No. 2023-09 in the current period and retrospectively. The adoption of ASU No. 2023-09 did not have any impact on the consolidated condensed financial statements or results of operations.

ASU No. 2023-07 “Improvements to Reportable Segment Disclosures”

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity's overall performance and assess potential future cash flows. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2023 and interim periods in fiscal years beginning after December 15, 2024, and should be applied on a retrospective basis for all periods presented. For entities other than public business entities, the ASU is effective for annual periods beginning after December 15, 2025.

The Company adopted the new accounting pronouncement ASU No. 2023-07 in the fourth quarter of 2024. For additional information, see Note 18.

Net Loss per Share and Anti-dilutive Securities

Basic and diluted net loss per share is presented in conformity with ASC 260 – Earnings per Share. Basic and diluted net loss per share has been computed using the weighted-average number of common shares outstanding during the period. Diluted net loss per share is calculated by adjusting the basic net loss per share by assuming all dilutive potential ordinary shares are converted.

Foreign Currency

Functional and Reporting Currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of UBI and UBS is A$ for all years presented. The functional currencies of UBS LLC, HRL and UBS BV are US$, CAD$ and €, respectively, for all years presented.

The consolidated financial statements are presented using a reporting currency of A$.

Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of comprehensive income/(loss).

The results and financial position of all the Group entities that have a functional currency different from the reporting currency are translated into the reporting currency as follows:

●	assets and liabilities for each balance sheet item reported are translated at the closing rate at the date of that balance sheet;
●

income and expenses for each income statement item reported are translated at average exchange rates (unless this is not a reasonable approximation of the effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

●	all resulting exchange differences are recognized as a separate component of equity.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities are taken to the Accumulated Other Comprehensive Income/(Loss).

Fair Value of Financial Instruments

The carrying value of all current assets and current liabilities approximates fair value because of their short-term nature. The estimated fair value of all other amounts has been determined, depending on the nature and complexity of the assets or the liability, by using one or all of the following approaches:

●	Market approach – based on market prices and other information from market transactions involving identical or comparable assets or liabilities.
●	Cost approach – based on the cost to acquire or construct comparable assets less an allowance for functional and/or economic obsolescence.
●	Income approach – based on the present value of a future stream of net cash flows.

These fair value methodologies depend on the following types of inputs:

●	Quoted prices for identical assets or liabilities in active markets (Level 1 inputs).
●

Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable (Level 2 inputs).

●	Unobservable inputs that reflect estimates and assumptions (Level 3 inputs).

Concentration of Credit Risk and Other Risks and Uncertainties

Cash, cash equivalents, restricted cash and accounts receivable consist of financial instruments that potentially subject the Company to concentration of credit risk to the extent of the amount recorded on the consolidated balance sheets. The Company’s cash, cash equivalents and restricted cash are primarily invested with one of Australia’s largest banks. The Company is exposed to credit risk in the event of default by the banks holding the cash, cash equivalents and restricted cash to the extent of the amount recorded on the consolidated balance sheets. The Company has not experienced any losses on its deposits of cash, cash equivalents and restricted cash. In relation to receivables, the Company performs ongoing credit evaluations of our customers. The provision for expected credit losses is determined principally on the basis of past collection experience as well as consideration of current economic conditions and changes in our customer collection trends.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with an initial maturity of three months or less to be cash equivalents. For cash and cash equivalents, the carrying amount approximates fair value due to the short maturity of those instruments.

The Company maintains cash and restricted cash, which includes collateral for facilities.

Inventory

Inventories are stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and estimated costs necessary to dispose. Inventories are principally determined under the average cost method which approximates cost. Cost comprises direct materials, direct labour and an appropriate portion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts. The Company recognizes inventory on the consolidated balance sheets when they have concluded that the substantial risks and rewards of ownership, as well as the control of the asset, have been transferred.

Receivables

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for credit losses is the best estimate of the amount of probable credit losses in the existing accounts receivable. The Company evaluates the collectability of accounts receivable and records a provision for expected credit losses based on factors including the length of time the receivables are past due, the current business environment and the Company’s historical experience. The expense to adjust the provision for expected credit losses, if any, is recorded within selling, general and administrative expenses in the consolidated statements of comprehensive income/(loss). Account balances are charged against the allowance when it is probable the receivable will not be recovered.

Prepayments

Prepaid expenses represent expenditures that have not yet been recorded by the Company as an expense, but have been paid for in advance. The Company’s prepayments are primarily represented by insurance premiums paid annually in advance.

Other Current Assets

The Company’s other current assets are primarily represented by sundry receivables.

Property, Plant and Equipment

Property, plant and equipment are recorded at acquisition cost, less accumulated depreciation.

Depreciation on plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful life of machinery and equipment is three to ten years. Leasehold improvements are amortized on the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset. Maintenance and repairs that do not extend the life of the asset are charged to operations as incurred and include normal services and do not include items of a capital nature.

Impairment of Long-Lived Assets

The Company reviews its long-lived assets, including property, plant and equipment and definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. An impairment loss is recognized when the undiscounted future cash flows expected to result from the use of the asset is less than the carrying amount of the asset. Accordingly, we recognize an impairment loss based on the excess of the carrying value amount over the fair value of the asset.

Australian Goods and Services Tax, Canadian Harmonized Sales Tax, US Sales Tax and European Value Added Tax, collectively “Sales Tax”

Revenues, expenses and assets are recognized net of the amount of associated Sales Tax, unless the Sales Tax incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense. Receivables and payables are stated inclusive of the amount of Sales Tax receivable or payable. The net amount of Sales Tax recoverable from, or payable to, the taxation authority is included with other current assets or accrued expenses in the consolidated balance sheets dependent on whether the balance owed to the taxation authorities is in a net receivable or payable position.

Leases

At contract inception, the Company determines if the new contractual arrangement is a lease or contains a leasing arrangement. If a contract contains a lease, the Company evaluates whether it should be classified as an operating or a finance lease. Upon modification of the contract, the Company will reassess to determine if a contract is or contains a leasing arrangement.

The Company records lease liabilities based on the future estimated cash payments discounted over the lease term, defined as the non-cancellable time period of the lease, together with all the following:

●	periods covered by an option to extend the lease if the Company is reasonably certain to exercise the extension option; and
●	periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise the termination option.

Leases may also include options to terminate the arrangement or options to purchase the underlying lease property. The Company does not separate lease and non-lease components of contracts. Lease components provide the Company with the right to use an identified asset, which consist of the Company’s real estate properties and office equipment. Non-lease components consist primarily of maintenance services.

As an implicit discount rate is not readily determinable in the Company’s lease agreements, the Company uses its estimated secured incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. For certain leases with original terms of twelve months or less, the Company recognizes lease expense as incurred and does not recognize any lease liabilities. Short-term and long-term portions of operating and finance lease liabilities are classified as lease liabilities in the Company’s consolidated balance sheets.

A right-of-use (“ROU”) asset is measured as the amount of the lease liability with adjustments, if applicable, for lease incentives, initial direct costs incurred by the Company and lease prepayments made prior to or at lease commencement. ROU assets are classified as operating or finance lease right-of-use assets, net of accumulated amortization, on the Company’s consolidated balance sheets. The Company evaluates the carrying value of ROU assets if there are indicators of potential impairment and performs the analysis concurrent with the review of the recoverability of the related asset group. If the carrying value of the asset group is determined to not be fully recoverable and is in excess of its estimated fair value, the Company will record an impairment loss in its consolidated statements of income and comprehensive income/(loss).

Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments is incurred.

Asset Retirement Obligations

Asset retirement obligations (“ARO”) are legal obligations associated with the retirement and removal of long-lived assets. ASC 410 – Asset Retirement and Environmental Obligations requires entities to record the fair value of a liability for an asset retirement obligation when it is incurred. When the liability is initially recorded, the Company capitalizes the cost by increasing the carrying amounts of the related property, plant and equipment. Over time, the liability increases for the change in its present value, while the capitalized cost depreciates over the useful life of the asset. The Company derecognizes ARO liabilities when the related obligations are settled.

The ARO is in relation to our premises where in accordance with the terms of the lease, the lessee has to restore part of the building upon vacating the premises.

Revenue Recognition

The Group recognizes revenue predominantly from the sale of analyzers and test strips and the provision of laboratory testing services based on the provisions of ASC 606 Revenue from Contracts with Customers. In accordance with this provision, to determine whether to recognize revenue, the Group follows a five-step process:

a)	Identifying the contract with a customer;
b)	Identifying the performance obligations within the customer contract;
c)	Determining the transaction price;
d)	Allocating the transaction price to the performance obligation; and
e)	Recognizing revenue when/as performance obligations are satisfied.

Nature of goods and services

The following is a description of products and services from which the Company generates its revenue.

Products and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Coagulation testing products (“Xprecia”)

Our point-of-care coagulation testing products use electrochemical cell technology to measure Prothrombin Time (PT/INR), a test used to monitor the effect of the anticoagulant therapy warfarin.

The performance obligation for the sale of these products is satisfied at a point-in-time when the Company transfers control of the products to its customer. The point of transfer of control of the products is dictated by individual terms contained within a customer agreement, as are the payment terms. The transaction price is variable.

Laboratory testing services

HRL provides non-diagnostic laboratory services and performs these services on behalf of customers.

The performance obligation for the services is satisfied when the testing has been finalized and results have been reported to the customer. In some cases, the performance obligations will be satisfied as predetermined milestones have been achieved by the Company.

Wine testing products (“Sentia”)

Our Sentia wine analyzer is used to measure Free SO₂, Malic Acid, Glucose, Fructose, Total Sugar, Acetic Acid and Titratable Acidity levels in wine.

The performance obligation for the sale of this product is satisfied at a point-in-time when the Company transfers control of the products to its customer. The point of transfer of control of the products is dictated by the individual terms contained within a customer agreement, as are the individual payment terms. The transaction price is variable.

Veterinary diabetes product (“Petrackr”)

Our veterinary blood glucose product, Petrackr, is a blood glucose monitoring product for dogs and cats with diabetes.

The performance obligation for the sale of this product is satisfied at a point-in-time when the Company transfers control of the products to its customer. The point of transfer of control of the products is dictated by the individual terms contained within a customer agreement, as are the individual payment terms. The transaction price is variable.

See Note 10 to the Consolidated Financial Statements for a disaggregation of revenue.

Interest Income

Interest income is recognized as it accrues, taking into account the effective yield and consists of interest earned on cash, cash equivalents and restricted cash in interest-bearing accounts.

Research and Development Tax Incentive Income

Research and development tax incentive income is recognized when there is reasonable assurance that the income will be received, the relevant expenditure has been incurred and the consideration can be reliably measured.

The research and development tax incentive is one of the key elements of the Australian Government’s support for Australia’s innovation system and is supported by legislative law primarily in the form of the Australian Income Tax Assessment Act 1997 as long as eligibility criteria are met. Subject to meeting a number of conditions, an entity involved in eligible research and development (“R&D”) activities may claim research and development tax incentive income as follows:

(1)

as a 43.5% refundable tax offset if aggregate turnover (which generally means an entity’s total income that it derives in the ordinary course of carrying on a business, subject to certain exclusions) of the entity is less than A$20,000,000, or

(2)	as a 38.5% non-refundable tax offset if aggregate turnover of the entity is more than A$20,000,000.

In accordance with SEC Regulation S-X Article 5-03, the Company’s research and development tax incentive income has been recognized as non-operating income as it is not indicative of the core operating activities or revenue producing goals of the Company.

Management has assessed the Company’s R&D activities and expenditures to determine which activities and expenditures are likely to be eligible under the tax incentive regime described above. At each period end management estimates the refundable tax offset available to the Company based on available information at the time. This estimate is also reviewed by external tax advisors on an annual basis.

The Company has recorded research and development tax incentive income of A$2,204,620 and A$3,495,930 for the 2024 and 2023 fiscal year, respectively as the aggregated turnover of the Company did not exceed A$20,000,000.

Research and Development Expenditure

R&D expenses consist of costs incurred to further the Company’s research and product development activities and include salaries and related employee benefits, costs associated with clinical trial and preclinical development, regulatory activities, research-related overhead expenses, costs associated with the manufacture of clinical trial material, costs associated with developing a commercial manufacturing process, costs for consultants and related contract research, facility costs and depreciation. R&D costs are expensed as incurred as they fall in the scope of ASC 730 ‘Research and Development’.

Clinical Trial Expenses

Clinical trial costs are a component of R&D expenses. These expenses include fees paid to participating hospitals and other service providers, which conduct certain testing activities on behalf of the Company. Depending on the timing of payments to the service providers and the level of service provided, the Company records prepaid or accrued expenses relating to these costs.

Stock-based Compensation

We measure stock-based compensation at grant date, based on the estimated fair value of the award and recognize the cost as an expense on a straight-line basis over the vesting period of the award. We estimate the fair value of stock options using the Trinomial Lattice model.

We record deferred tax assets for awards that will result in deductions on our income tax returns, based on the amount of compensation cost recognized and our statutory tax rate in the jurisdiction in which we will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported in our income tax return are recorded in expense or in capital in excess of par value if the tax deduction exceeds the deferred tax assets or to the extent that previously recognized credits to paid-in-capital are still available if the tax deduction is less than the deferred tax asset.

Employee Benefit Costs

The Company contributes a portion of each employee’s salary to standard defined contribution superannuation funds on behalf of all eligible UBS employees in line with legislative requirements. The contribution rate was 10.5% on July 1, 2022 and increased to 11.0% on July 1, 2023 and further increased to 11.5% on July 1, 2024. Superannuation is an Australian compulsory savings program plan for retirement whereby employers are required to pay a portion of an employee’s remuneration to an approved superannuation fund that the employee is typically not able to access until they have reached the statutory retirement age. Whilst the Company has a third-party default superannuation fund, it permits UBS employees to choose an approved and registered superannuation fund into which the contributions are paid. Contributions are charged to the consolidated statements of comprehensive income/(loss) as the expense is incurred.

Registered Retirement Savings Plan and Deferred Sharing Profit Plan

The Company provides eligible HRL employees with a retirement plan. The retirement plan includes a Registered Retirement Savings Plan (“RRSP”) and Deferred Profit Sharing Plan (“DPSP”). The RRSP is voluntary and the employee contributions are matched by the Company up to a maximum of 5% based on their continuous years of service and placed into the RRSP. The Company contributes 1% to 2% of the employee’s base earnings towards the DPSP. The DPSP contributions are vested immediately.

Benefit Plan

The Company provides eligible HRL employees a Benefit Plan. In general, the Benefit Plan includes extended health care, dental care, basic life insurance, basic accidental death and dismemberment and disability insurance.

401k Plan

The Company acts as a plan sponsor for a 401K plan for eligible UBS LLC employees. A 401K plan is a US-based defined-contribution pension account into which the employees can elect to have a percentage of their salary deducted and contributed to the plan.  Their contributions are matched by the Company up to a maximum of 10% of their salary.

Employee Entitlements Liabilities

Employee entitlements to annual leave and long service leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave and long-service leave as a result of services rendered by employees up to the balance sheet date.

Income Taxes

We are subject to income taxes in Australia, Canada, the Netherlands and the United States. The Company applies ASC 740 - Income Taxes which establishes financial accounting and reporting standards for the effects of income taxes that result from a Company’s activities during the current and preceding years. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Where it is more likely than not that some portion or all of the deferred tax assets will not be realized, the deferred tax assets are reduced by a valuation allowance. The valuation allowance is sufficient to reduce the deferred tax assets to the amount that is more likely than not to be realized.

Pursuant to the U.S. tax reform rules, UBI is subject to regulations addressing Global Intangible Low-Taxed Income ("GILTI"). The GILTI rules are provisions of the U.S. tax code enacted as a part of tax reform legislation in the U.S. passed in December 2017. Mechanically, the GILTI rule functions as a global minimum tax for all U.S. shareholders of controlled foreign corporations (“CFCs”) and applies broadly to certain income generated by a CFC. The Company can make an accounting policy election to either: (1) treat GILTI as a period cost if and when incurred; or (2) recognize deferred taxes for basis differences that are expected to reverse as GILTI in future years. The Company has elected to treat GILTI as a period cost.

Reclassification

Certain prior year amounts have been reclassified to conform with current year presentation.